SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

	Three Months Ended March 31,
	2015	2014
Supplemental Disclosures:
Cash paid for interest, net of amounts capitalized	$6,841	$2,776
Cash paid for taxes, net of refunds received	—	23
Supplemental disclosures of non-cash investing and financing activities:
Accounts payable related to capital expenditures	22,793	1,628
Change in value recognized in other comprehensive loss	—	11
Capital lease obligations	207	307
Accrued distribution equivalent rights on LTIP units	342	76
Class B Convertible unit in-kind distributions	3,712	—

SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2014	2013	2012
Supplemental Disclosures:
Cash paid for interest	$16,206	$13,043	$10,552
Cash received for tax refunds	205	95	315
Supplemental schedule of non-cash investing and financing activities:
Accounts payable related to capital expenditures	29,645	4,946	40,707
Change in value recognized in other comprehensive income	11	148	745
Capital lease obligation	708	1,396	—
Accrued distribution equivalent rights on the LTIP units	167	279	—
Series A Convertible preferred unit in-kind distributions and fair value adjustments	5,129	—	—
Class B Convertible unit issuance, net	324,413	—	—
Class B Convertible unit in-kind distributions	9,610	—	—
Consideration paid in excess of purchase price for the TexStar Rich Gas System	98,625	—	—
Settlement of EEU liability by Southcross Energy LLC	1,151	—	—
Non-cash capitalized interest for 2015 Holdings Acquisition	323	—	—
Consolidation of Valley Wells' net assets	33,165	—	—

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Changes in deferred financing costs are as follows (in thousands):

	2015	2014
Deferred financing costs, January 1	$16,602	$5,237
Capitalization of deferred financing costs (1)	6	156
Amortization of deferred financing costs	(737)	(337)
Deferred financing costs, March 31	$15,871	$5,056